CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Schedule of Cash, Cash Equivalents and Short Term Investments

Amounts in R million	Note	2025	2024

Cash on hand		64.9	116.8
Access deposits and income funds[1]		1,228.1	392.4
Restricted cash[2]		13.2	12.3

		1,306.2	521.5

Interest earned on cash and cash equivalents	6	68.3	148.5
[1]These consist of access deposit notes and conservatively managed income funds that are diversified across the major financial institutions in South Africa.
At reporting date all of these instruments had same day or next day liquidity and effective annualised yields of between 8.0% and 9.4% (2024: between 8.9% and 9.4%).

[2]This consists of cash held on call as collateral for guarantees issued by the Standard Bank of South Africa Limited on behalf of the Group for environmental rehabilitation amounting to R5.2 million and various utilities amounting to R5.1 million.

Schedule of Market Risk

Amounts in R million	2025	2024

100bp increase	9.1	15.0
100bp (decrease)	(9.1)	(15.0)